UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redstone Investment Management, L.P.

Address:  1055 Westlakes Drive, Suite 300
          Berwyn, PA 19312

13F File Number: 028-10712

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Vince Small
Title:    Chief Financial Officer
Phone:    (610) 727-3720

Signature, Place and Date of Signing:


/s/ Vince Small                     Berwyn, PA              April 30, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 84
                                        ---

Form 13F Information Table Value Total: $  614,713
                                        ----------
                                        (thousands)

List of Other Included Managers:

No.       Form 13F File Number     Name
---       --------------------     ----

(1)       028-10707                Fairfield Redstone Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                   ITEM 2          ITEM 3    ITEM 4        ITEM 5          ITEM 6       ITEM 7          ITEM 8

                                                              VALUE              PUT/    INVESTMENT     OTHER    VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS      CUSIP     (X1000)   SHARES    CALL    DISCRETION     MNGRS  SOLE SHARED      NONE
       --------------          --------------      -----     -------   ------    ----    ----------     -----  ---- ------      ----
3-D SYS CORP DEL                   COM NEW       88554D205    2,596      176,700 SH    Shared-Defined     1     0     176,700   0
AGILENT TECHNOLOGIES INC             COM         00846U101    7,332      245,800 SH    Shared-Defined     1     0     245,800   0
ACORDA THERAPEUTICS INC              COM         00484M106    5,934      330,600 SH    Shared-Defined     1     0     330,600   0
ARCHER DANIELS MIDLAND CO            COM         039483102   11,726      284,900 SH    Shared-Defined     1     0     284,900   0
ALASKA COMMUNICATIONS SYS GR         COM         01167P101    8,153      666,100 SH    Shared-Defined     1     0     666,100   0
ALVARION LTD                         SHS         M0861T100    3,827      527,800 SH    Shared-Defined     1     0     527,800   0
APPLIED MATLS INC                    COM         038222105   12,637      647,700 SH    Shared-Defined     1     0     647,700   0
APOLLO GROUP INC                    CL A         037604105    8,796      203,600 SH    Shared-Defined     1     0     203,600   0
ACTIVISION INC NEW                 COM NEW       004930202   18,082      662,100 SH    Shared-Defined     1     0     662,100   0
CBEYOND  INC                         COM         149847105    5,306      282,400 SH    Shared-Defined     1     0     282,400   0
COCA COLA ENTERPRISES INC            COM         191219104    6,265      258,900 SH    Shared-Defined     1     0     258,900   0
COLGATE PALMOLIVE CO                 COM         194162103    5,921       76,000 SH    Shared-Defined     1     0      76,000   0
CORE LABORATORIES N V                COM         N22717107    8,542       71,600 SH    Shared-Defined     1     0      71,600   0
CLEVELAND CLIFFS INC                 COM         185896107    6,578       54,900 SH    Shared-Defined     1     0      54,900   0
CRA INTL INC                         COM         12618T105    5,949      185,100 SH    Shared-Defined     1     0     185,100   0
CERAGON NETWORKS LTD                 ORD         M22013102      473       50,000 SH    Shared-Defined     1     0      50,000   0
CISCO SYS INC                        COM         17275R102    7,571      314,300 SH    Shared-Defined     1     0     314,300   0
COVANTA HLDG CORP                    COM         22282E102    8,294      301,600 SH    Shared-Defined     1     0     301,600   0
COVANCE INC                          COM         222816100    6,148       74,100 SH    Shared-Defined     1     0      74,100   0
CVS CAREMARK CORPORATION             COM         126650100   12,246      302,300 SH    Shared-Defined     1     0     302,300   0
CORRECTIONS CORP AMER NEW          COM NEW       22025Y407    6,946      252,400 SH    Shared-Defined     1     0     252,400   0
CYPRESS SEMICONDUCTOR CORP           COM         232806109    6,977      295,500 SH    Shared-Defined     1     0     295,500   0
DYNCORP INTL INC                    CL A         26817C101    3,721      223,100 SH    Shared-Defined     1     0     223,100   0
DEERE & CO                           COM         244199105   17,600      218,800 SH    Shared-Defined     1     0     218,800   0
DOLAN MEDIA CO                       COM         25659P402    6,461      321,300 SH    Shared-Defined     1     0     321,300   0
DENBURY RES INC                    COM NEW       247916208    7,866      275,500 SH    Shared-Defined     1     0     275,500   0
ENTROPIC COMMUNICATIONS INC          COM         29384R105    1,600      400,000 SH    Shared-Defined     1     0     400,000   0
ENTEROMEDICS INC                     COM         29365M109    1,564      375,000 SH    Shared-Defined     1     0     375,000   0
EXTERRAN HLDGS INC                   COM         30225X103    6,938      107,500 SH    Shared-Defined     1     0     107,500   0
FTI CONSULTING INC                   COM         302941109   11,523      162,200 SH    Shared-Defined     1     0     162,200   0
FLOWERS FOODS INC                    COM         343498101    6,915      279,400 SH    Shared-Defined     1     0     279,400   0
F M C CORP                         COM NEW       302491303    5,527       99,600 SH    Shared-Defined     1     0      99,600   0
FIRST SOLAR INC                      COM         336433107    7,420       32,100 SH    Shared-Defined     1     0      32,100   0
FUEL SYS SOLUTIONS INC               COM         35952W103    4,115      308,700 SH    Shared-Defined     1     0     308,700   0
GLOBECOMM SYSTEMS INC                COM         37956X103    3,474      399,300 SH    Shared-Defined     1     0     399,300   0
GENERAL DYNAMICS CORP                COM         369550108    5,377       64,500 SH    Shared-Defined     1     0      64,500   0
GENZYME CORP                         COM         372917104   10,831      145,300 SH    Shared-Defined     1     0     145,300   0
GEO GROUP INC                        COM         36159R103    8,458      297,400 SH    Shared-Defined     1     0     297,400   0
GILEAD SCIENCES INC                  COM         375558103   11,141      216,200 SH    Shared-Defined     1     0     216,200   0
GASCO ENERGY INC                     COM         367220100    2,201      901,900 SH    Shared-Defined     1     0     901,900   0
HALLIBURTON CO                       COM         406216101    6,088      154,800 SH    Shared-Defined     1     0     154,800   0
HARMONIC INC                         COM         413160102   10,775    1,417,700 SH    Shared-Defined     1     0   1,417,700   0
INTERNATIONAL GAME TECHNOLOG         COM         459902102    9,208      229,000 SH    Shared-Defined     1     0     229,000   0
INTEROIL CORP                        COM         460951106    3,129      190,000 SH    Shared-Defined     1     0     190,000   0
IROBOT CORP                          COM         462726100    6,423      375,400 SH    Shared-Defined     1     0     375,400   0
ISIS PHARMACEUTICALS INC             COM         464330109    6,107      432,800 SH    Shared-Defined     1     0     432,800   0
KIRBY CORP                           COM         497266106    8,504      149,200 SH    Shared-Defined     1     0     149,200   0
LIBERTY GLOBAL INC                COM SER C      530555309    7,016      216,000 SH    Shared-Defined     1     0     216,000   0
LKQ CORP                             COM         501889208    5,591      248,800 SH    Shared-Defined     1     0     248,800   0
LUMINEX CORP DEL                     COM         55027E102    7,754      394,600 SH    Shared-Defined     1     0     394,600   0
LAWSON SOFTWARE INC NEW              COM         52078P102    5,441      722,600 SH    Shared-Defined     1     0     722,600   0
MCKESSON CORP                        COM         58155Q103    8,505      162,400 SH    Shared-Defined     1     0     162,400   0
MCDERMOTT INTL INC                   COM         580037109   15,547      283,600 SH    Shared-Defined     1     0     283,600   0
ALTRIA GROUP INC                     COM         02209S103    3,483      156,900 SH    Shared-Defined     1     0     156,900   0
MONSANTO CO NEW                      COM         61166W101    6,133       55,000 SH    Shared-Defined     1     0      55,000   0
MARATHON OIL CORP                    COM         565849106    5,636      123,600 SH    Shared-Defined     1     0     123,600   0
NATIONAL CINEMEDIA INC               COM         635309107    6,270      278,900 SH    Shared-Defined     1     0     278,900   0
NORTH AMERN ENERGY PARTNERS          COM         656844107    6,949      453,000 SH    Shared-Defined     1     0     453,000   0
NATCO GROUP INC                     CL A         63227W203    6,068      129,800 SH    Shared-Defined     1     0     129,800   0
NVIDIA CORP                          COM         67066G104   10,974      554,500 SH    Shared-Defined     1     0     554,500   0
OCEANEERING INTL INC                 COM         675232102    6,476      102,800 SH    Shared-Defined     1     0     102,800   0
OMNICELL INC                         COM         68213N109    6,116      304,300 SH    Shared-Defined     1     0     304,300   0
ORACLE CORP                          COM         68389X105   10,416      532,500 SH    Shared-Defined     1     0     532,500   0
OREXIGEN THERAPEUTICS INC            COM         686164104    4,156      403,500 SH    Shared-Defined     1     0     403,500   0
PRICELINE COM INC                  COM NEW       741503403    6,744       55,800 SH    Shared-Defined     1     0      55,800   0
PHASE FORWARD INC                    COM         71721R406    6,250      365,900 SH    Shared-Defined     1     0     365,900   0
INSULET CORP                         COM         45784P101    5,874      407,900 SH    Shared-Defined     1     0     407,900   0
POWER INTEGRATIONS INC               COM         739276103   11,487      392,600 SH    Shared-Defined     1     0     392,600   0
QUANTA SVCS INC                      COM         74762E102    7,067      305,000 SH    Shared-Defined     1     0     305,000   0
TRANSOCEAN INC NEW                   SHS         G90073100   23,741      175,600 SH    Shared-Defined     1     0     175,600   0
ROCKWOOD HLDGS INC                   COM         774415103    5,558      169,600 SH    Shared-Defined     1     0     169,600   0
RAYTHEON CO                        COM NEW       755111507   11,856      183,500 SH    Shared-Defined     1     0     183,500   0
SOUNDBITE COMMUNICATIONS INC         COM         836091108    2,205      450,000 SH    Shared-Defined     1     0     450,000   0
SCHLUMBERGER LTD                     COM         806857108    5,977       68,700 SH    Shared-Defined     1     0      68,700   0
SUNPOWER CORP                     COM CL A       867652109    8,442      113,300 SH    Shared-Defined     1     0     113,300   0
STERICYCLE INC                       COM         858912108    6,844      132,900 SH    Shared-Defined     1     0     132,900   0
TASER INTL INC                       COM         87651B104    7,559      804,200 SH    Shared-Defined     1     0     804,200   0
PRICE T ROWE GROUP INC               COM         74144T108    6,820      136,400 SH    Shared-Defined     1     0     136,400   0
TRIAN ACQUISITION I CORP       UNIT 99/99/9999   89582E207    4,950      500,000 SH    Shared-Defined     1     0     500,000   0
UNITED THERAPEUTICS CORP DEL         COM         91307C102   10,491      121,000 SH    Shared-Defined     1     0     121,000   0
VANCEINFO TECHNOLOGIES INC           ADR         921564100    2,872      422,280 SH    Shared-Defined     1     0     422,280   0
VIASAT INC                           COM         92552V100    6,460      297,400 SH    Shared-Defined     1     0     297,400   0
WESTERN DIGITAL CORP                 COM         958102105    5,887      217,700 SH    Shared-Defined     1     0     217,700   0
WILLBROS GROUP INC                   COM         969199108    5,835      190,700 SH    Shared-Defined     1     0     190,700   0

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